Related Party Transactions - December 31, 2012	33 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4. Related Party Transactions
 a)As at September 30, 2013, the Company owes $300,000 (December 31, 2012 - $300,000) to a company controlled by officers and directors of the Company. The amount owing is unsecured, bears interest at 10% per annum, and due on demand. As at September 30, 2013, the Company has recorded accrued interest of $64,658 (December 31, 2012 - $42,219) which has been included in accounts payable and accrued liabilities – related parties.

a)As at December 31, 2012, the Company owes $342,219 (2011 - $312,137) to a company controlled by officers and directors of the Company. The amounts owing are unsecured, bears interest at 10% per annum, and are due on demand. As at December 31, 2012, the Company has recorded accrued interest of $42,219 included in accounts payable and accrued liabilities - related party.

 b)As at September 30, 2013, the Company owes $10,225 (December 31, 2012 - $nil) to companies under common control by officers and directors of the Company which has been included in accounts payable and accrued liabilities – related parties. The amounts owing are unsecured, non-interest bearing, and due on demand.

b)As of December 31, 2012, the Company has incurred $43,500 (2011 - $9,000) to the President and CEO of the Company for consulting services. As at December 31, 2012, the Company recorded a related party accounts payable of $15,000 (2011 - $nil), which has been included in accounts payable and accrued liabilities - related party.

 c)For the period ended September 30, 2013, the Company incurred $33,750 (December 31, 2012 - $43,500) to the President and CEO of the Company for consulting services. As at September 30, 2013, the Company owes $48,750 (December 31, 2012 - $15,000), which has been included in accounts payable and accrued liabilities – related parties. The amounts owing are unsecured, non-interest bearing, and due on demand.
c)As at December 31, 2012, the Company paid $nil (2011 - $10,000) to a company controlled by officers and directors of the Company for the acquisition of the rights to a license.
 d)For the period ended September 30, 2013, the Company incurred $800 (December 31, 2012 - $nil) to the President and CEO of the Company for reimbursement of expenses which has been included in accounts payable and accrued liabilities – related parties.

d)As of August 12, 2011, the former President of the Company was owed $24,965 for management fees. The amount owing is unsecured, non-interest bearing and due on demand. On August 12, 2011, the Company repaid $10,000 and the former President of the Company forgave the outstanding amount owing of $14,965, which was recorded as a gain on settlement of debt and included in additional paid in capital due to the transaction occurring with a related party.